Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Dry-Docking Activity

Dry-docking activity for the three years ended December 31, 2013, 2012 and 2011 is summarized as follows:

	Year Ended December 31,
	2013	2012	2011
	$	$	$
Balance at January 1,	28,821	34,449	24,393
Cost incurred for dry docking	27,203	7,493	19,638
Sale of vessel (note 4)	(2,285)	—	—
Dry-dock amortization	(13,411)	(13,121)	(9,582)

Balance at December 31,	40,328	28,821	34,449

Changes in Balances of Component of Accumulated Other Comprehensive Income

Accumulated other comprehensive income

The following table contains the changes in the balance of the Partnership’s only component of accumulated other comprehensive income for the periods presented:

Qualifying Cash
Flow Hedging
Instruments
$
Balance as at December 31, 2011 and 2012	—
Other comprehensive income	131

Balance as at December 31, 2013	131